Note 6 - Vessels, Net and Vessels Held for Sale (Detail) - Vessels, Net and Vessels Held for Sale (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, December 31	$ 729,452,091	$ 702,016,175
Balance, December 31	(115,619,118)	(98,951,164)
Balance, December 31	613,832,973	603,065,011
Acquisitions (transfer from Advances for Vessels under Construction)	65,661,599	69,906,578
Held for sale		(1,310,488)
Held for sale		389,203
Held for sale		(921,285)
Disposals	(18,811,000)	(41,160,174)
Disposals	2,727,787	10,504,963
Disposals	(16,083,213)	(30,655,211)
Depreciation for the year	(28,776,688)	(27,562,120)
Balance, December 31	776,302,690	729,452,091
Balance, December 31	(141,668,019)	(115,619,118)
Balance, December 31	$ 634,634,671	$ 613,832,973